UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2016

Date of reporting period:  November 30, 2015

Item 1. Schedule of Investments.

Performance Trust Strategic Bond Fund
Schedule of Investments
November 30, 2015 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 10.82%
Apidos CLO XVI
2014-16, 6.065%, 01/21/2025 (a)	$1,000,000	$795,200
Bridgeport CLO II Ltd
D, 4.590%, 06/18/2021 (a)	1,036,292	951,316
Clear Lake CLO Ltd.
2007-1, 4.095%, 12/20/2020 (a)	475,723	458,359
Dryden 30 Senior Loan Fund
2013, 3.562%, 11/15/2025 (a)	2,000,000	1,785,645
Home Equity Loan Trust
2007-FRE1, 0.351%, 04/25/2037 (a)	775,548	753,600
Inwood Park CDO, Ltd.
2007-1, 3.817%, 01/20/2021 (a)	2,500,000	2,412,500
Madison Park Funding IV Ltd
2007-4, 3.919%, 03/22/2021 (a)	1,409,901	1,351,531
MASTR Asset Securitization Trust
2002-NC1, 3.371%, 10/25/2032 (a)	511,152	492,478
Mountain View CLO II Ltd
2006-2, 4.036%, 01/12/2021 (a)	1,000,000	944,200
Ownit Mortgage Loan Trust
2005-1, 1.316%, 09/25/2035 (a)	2,478,027	2,275,500
RAAC Trust
2007-RP2, 0.547%, 02/25/2046 (a)	4,720,900	4,429,065
Structured Asset Securities Corp. Mortgage Loan Trust
A4, 0.391%, 12/25/2036 (a)	2,177,361	1,881,660
Venture VIII CDO Ltd.
2007-8, 4.570%, 07/22/2021 (a)	2,500,000	2,402,000
TOTAL ASSET BACKED SECURITIES (Cost $21,214,235)		20,933,054

CORPORATE BONDS - 1.24%
Baptist Health South Florida, Inc.
4.590%, 08/15/2021	645,000	702,850
Catholic Health Initiatives
2.950%, 11/01/2022	384,000	374,673
Howard Hughes Medical Institute
3.500%, 09/01/2023	697,000	728,553
Memorial Health Services
3.496%, 05/01/2022	575,000	592,077
TOTAL CORPORATE BONDS (Cost $2,384,252)		2,398,153

MORTGAGE BACKED SECURITIES - 42.73%
Alternative Loan Trust
2004-J3, 4.750%, 04/25/2019	72,993	74,851
2004-30CB, 5.500%, 03/25/2020	306,000	311,693
2006-J5, 4.477%, 07/25/2021 (a)	111,012	109,845
2004-18CB, 5.500%, 09/25/2034	196,439	204,882
2004-29CB, 5.375%, 01/25/2035	594,461	604,842
2005-6CB, 7.500%, 04/25/2035	108,172	112,344
2005-26CB, 5.500%, 07/25/2035	84,815	78,200
2005-40CB, 5.500%, 10/25/2035	93,465	87,097
2005-46CB, 5.500%, 10/25/2035	546,786	514,893
2005-52CB, 5.500%, 11/25/2035	159,419	150,093
2005-52CB, 5.500%, 11/25/2035	53,309	50,190
2005-J13, 5.500%, 11/25/2035	253,896	237,037
2005-64CB, 5.500%, 12/25/2035	117,965	114,529
2005-65CB, 0.971%, 01/25/2036 (a)	138,896	108,948
2005-65CB, 5.500%, 01/25/2036	354,075	333,347
2005-73CB, 5.750%, 01/25/2036	720,310	600,346
2005-86CB, 5.500%, 02/25/2036	418,956	382,625
2006-4CB, 0.921%, 04/25/2036 (a)	777,069	489,153
2006-19CB, 6.000%, 08/25/2036	400,053	368,162
2006-32CB, 5.500%, 11/25/2036	438,039	393,768
2006-43CB, 6.000%, 02/25/2037	180,775	160,189
American Home Mortgage Investment Trust
2006-2, 6.250%, 06/25/2036	2,001,377	945,205
Banc of America Alternative Loan Trust
2006-3, 6.000%, 04/25/2021	1,242,574	1,281,768
2005-5, 5.500%, 06/25/2035	480,234	454,037
2005-5, 6.000%, 06/25/2035	257,642	243,814
2005-11, 5.750%, 12/25/2035	257,422	224,485
2005-12, 5.750%, 01/25/2036	1,305,382	1,078,837
2006-3, 6.000%, 04/25/2036	208,939	191,184
Banc of America Commercial Mortgage Trust
2006-6, 5.480%, 10/10/2045	1,500,000	1,502,743
Banc of America Funding Trust
2007-4, 5.500%, 11/25/2034	1,770,000	1,744,942
2005-3, 5.500%, 06/25/2035	177,869	180,747
2005-4, 5.500%, 08/25/2035	194,993	204,172
2005-5, 5.500%, 09/25/2035	1,102,641	1,149,462
2005-7, 5.750%, 11/25/2035	138,732	143,649
2005-7, 6.000%, 11/25/2035	523,000	543,515
2007-5, 5.500%, 07/25/2037	511,222	431,492
Banc of America Mortgage Trust
2004-7, 4.500%, 08/25/2019	414,624	415,249
2004-10, 5.000%, 12/25/2019	251,562	256,874
Bear Stearns Asset Backed Securities Trust
2005-AC8, 5.500%, 11/25/2035	58,031	62,742
ChaseFlex Trust
2005-2, 5.500%, 06/25/2035	40,458	36,641
CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	94,064	90,743
2004-4, 5.500%, 05/25/2034	702,260	706,887
2004-HYB5, 2.589%, 04/20/2035 (a)	397,984	359,941
2005-6, 5.750%, 04/25/2035	665,965	674,454
2005-J3, 5.500%, 09/25/2035	459,100	451,129
2005-27, 5.500%, 12/25/2035	65,293	59,310
2005-30, 5.500%, 01/25/2036	123,637	122,358
2006-J1, 6.000%, 02/25/2036	63,221	51,581
2006-20, 5.750%, 02/25/2037	65,683	59,732
2007-J2, 6.000%, 07/25/2037	437,362	363,467
Citicorp Mortgage Securities Trust
2006-3, 5.500%, 06/25/2021	171,233	175,272

2007-4, 5.500%, 05/25/2022	440,783	452,621
2006-1, 5.500%, 02/25/2026	29,967	30,596
2006-1, 6.000%, 02/25/2036	324,000	329,336
Citigroup Mortgage Loan Trust, Inc.
2004-2, 9.250%, 09/25/2033	228,772	240,842
CitiMortgage Alternative Loan Trust
2006-A1, 5.250%, 03/25/2021	93,819	95,277
2007-A4, 5.500%, 04/25/2022	116,073	118,788
Countrywide Asset-Backed Certificates
2005-10, 4.638%, 10/25/2032 (a)	466,582	474,194
Credit Suisse First Boston Mortgage Securities Corp.
2004-7, 5.250%, 10/25/2019	34,815	35,454
2004-8, 5.500%, 12/25/2034	583,144	597,526
2005-3, 5.500%, 07/25/2035	763,100	771,677
2005-10, 5.500%, 11/25/2035	616,624	566,507
2005-10, 5.750%, 11/25/2035	107,740	94,130
2005-10, 6.000%, 11/25/2035	299,850	202,426
Credit Suisse Mortgage Capital Certificates
2006-2, 6.000%, 03/25/2036	3,204,329	2,506,845
CSMC Mortgage-Backed Trust
2007-5, 5.000%, 10/25/2024	187,733	187,057
2006-1, 5.500%, 02/25/2036	513,729	469,952
2006-1, 5.500%, 02/25/2036	167,829	161,484
2006-3, 5.750%, 04/25/2036	39,677	33,327
2006-3, 5.750%, 04/25/2036	93,972	78,932
2006-3, 6.000%, 04/25/2036	218,628	172,678
2006-3, 6.000%, 04/25/2036	88,869	69,992
2006-4, 7.000%, 05/25/2036	241,734	145,819
2007-2, 5.750%, 03/25/2037	322,480	284,393
2007-3, 5.500%, 04/25/2037	113,109	108,724
2007-5, 5.000%, 08/25/2037	269,904	260,426
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
2005-2, 0.621%, 04/25/2035 (a)	129,359	115,060
2005-AR2, 2.953%, 10/25/2035 (a)	85,819	81,958
First Horizon Alternative Mortgage Securities
2005-FA10, 5.250%, 12/25/2020	284,885	291,576
2005-FA11, 5.250%, 02/25/2021	294,253	281,791
2006-FA6, 5.750%, 11/25/2021	72,437	72,690
2004-FA1, 6.250%, 10/25/2034	839,213	873,755
2005-FA4, 5.500%, 06/25/2035	106,605	98,741
GMACM Mortgage Loan Trust
2004-J2, 5.500%, 06/25/2034	133,891	132,832
2004-J3, 5.250%, 07/25/2034	135,895	137,165
GSAA Home Equity Trust
2005-12, 5.069%, 09/25/2035 (a)	61,231	53,786
2006-6, 4.856%, 03/25/2036	106,014	60,423
2007-7, 0.401%, 07/25/2037 (a)	2,996,336	2,573,361
GSR Mortgage Loan Trust
2005-4F, 6.500%, 04/25/2020	347,143	361,758
2005-1F, 6.000%, 01/25/2035	50,186	51,304
2005-AR2, 2.550%, 04/25/2035 (a)	121,713	120,072
2005-6F, 5.250%, 07/25/2035	400,097	414,816
2005-7F, 6.000%, 09/25/2035	103,335	108,442
2005-9F, 5.500%, 12/25/2035	119,433	114,996
2006-5F, 6.000%, 06/25/2036	650,789	628,415
HarborView Mortgage Loan Trust
2006-6, 2.794%, 08/19/2036 (a)	1,895,786	1,518,021
JP Morgan Alternative Loan Trust
2005-S1, 5.500%, 12/25/2035	290,766	267,812
2005-S1, 5.500%, 12/25/2035	218,900	201,619
2006-S2, 6.050%, 05/25/2036	52,446	47,807
JP Morgan Mortgage Trust
2005-S3, 5.750%, 01/25/2036	124,950	110,218
LB-UBS Commercial Mortgage Trust
2004-C1, 4.846%, 01/15/2036 (a)	750,000	752,815
2001-C3, 6.731%, 06/15/2036	1,000,000	1,009,020
Lehman Mortgage Trust
2006-2, 5.984%, 04/25/2036 (a)	93,553	84,245
2007-4, 5.750%, 05/25/2037	1,143,717	938,290
2007-4, 5.750%, 05/25/2037	2,358,180	1,934,619
Lehman XS Trust
2005-6, 5.420%, 11/25/2035	2,093,770	2,113,280
MASTR Adjustable Rate Mortgages Trust
2004-4, 2.065%, 05/25/2034 (a)	224,940	198,127
2004-15, 3.528%, 12/25/2034 (a)	291,106	283,906
2005-1, 2.643%, 02/25/2035 (a)	315,640	306,838
MASTR Alternative Loan Trust
2003-7, 6.250%, 11/25/2033	660,379	692,027
2004-6, 6.000%, 07/25/2034	678,087	710,892
2004-11, 6.500%, 10/25/2034	1,004,176	1,075,277
MASTR Asset Securitization Trust
2006-1, 0.671%, 05/25/2036 (a)	1,724,405	1,176,189
Merrill Lynch Mortgage Trust
2005-MKB2, 6.270%, 09/12/2042 (a)	1,700,000	1,519,522
ML-CFC Commercial Mortgage Trust
2006-4, 0.806%, 12/12/2049 (a)	112,124,430	599,406
Morgan Stanley Bank of America Merrill Lynch Trust
2012-C6, 4.813%, 11/17/2045 (a)	2,370,000	2,328,136
Morgan Stanley Mortgage Loan Trust
2006-2, 6.500%, 02/25/2036	251,652	211,901
2006-11, 6.000%, 08/25/2036	966,909	794,547
Nomura Asset Acceptance Corp. Alternative Loan Trust
2004-AR2, 1.331%, 10/25/2034 (a)	2,783,708	2,530,493
2005-WF1, 5.159%, 03/25/2035	439,267	452,039
RAAC Trust
2005-SP1, 6.000%, 09/25/2034	12,491	12,583
RALI Trust
2003-QS18, 5.000%, 09/25/2018	111,516	113,485
2004-QS6, 5.000%, 05/25/2019	61,133	61,988
2005-QS3, 5.000%, 03/25/2020	1,070,872	1,085,395
2007-QS4, 5.500%, 04/25/2022	37,721	38,541
2003-QS11, 4.000%, 06/25/2033	553,854	554,324
2003-QS13, 4.000%, 07/25/2033	641,477	615,194
2003-QS17, 5.500%, 09/25/2033	2,826,957	2,899,595
2004-QA4, 3.515%, 09/25/2034 (a)	502,602	434,930
2004-QS16, 5.500%, 12/25/2034	324,108	327,548
2005-QS16, 5.500%, 11/25/2035	243,334	214,188

2006-QS13, 6.000%, 09/25/2036	1,111,661	897,706
RAMP Trust
2003-RS4, 4.018%, 03/25/2033 (a)	63,738	64,029
2004-RS8, 4.980%, 08/25/2034	57,928	58,515
Resecurization Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	3,458,810	3,494,844
Residential Asset Securitization Trust
2004-R2, 5.500%, 08/25/2034	2,454,694	2,564,928
2005-A5, 5.500%, 05/25/2035	557,664	504,657
2005-A11, 5.500%, 10/25/2035	351,363	326,037
2005-A11, 6.000%, 10/25/2035	331,238	270,796
2006-A14, 6.250%, 12/25/2036	188,503	164,675
RFMSI Trust
2004-S4, 4.500%, 04/25/2019	401,064	402,897
2004-S6, 4.500%, 06/25/2019	276,610	277,350
2006-S10, 5.500%, 10/25/2021	120,694	120,348
2004-S6, 6.000%, 06/25/2034	1,820,460	1,851,523
2006-S3, 5.500%, 03/25/2036	966,071	864,848
2006-S5, 6.000%, 06/25/2036	235,906	216,945
2006-S6, 6.000%, 07/25/2036	199,560	190,027
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2003-23H, 5.500%, 07/25/2033	754,972	759,399
2004-9XS, 5.560%, 05/25/2034	80,302	80,753
2004-18H, 4.750%, 10/25/2034	309,753	311,095
TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036	450,679	410,660
Thornburg Mortgage Securities Trust
2004-1, 1.909%, 03/25/2044 (a)	1,580,624	1,428,289
WaMu Mortgage Pass-Through Certificates
2004-S2, 6.000%, 06/25/2034	78,539	83,664
Washington Mutual Alternative Mortgage Pass-Through Certificates
2005-1, 6.000%, 03/25/2035	1,993,329	2,062,430
2005-9, 5.500%, 11/25/2035	65,670	59,049
Wells Fargo Mortgage Backed Securities Trust
2005-7, 5.250%, 09/25/2035	543,000	542,771
2006-4, 0.921%, 04/25/2036 (a)	359,929	338,191
2006-4, 5.750%, 04/25/2036	581,449	614,333
2007-4, 6.000%, 04/25/2037	58,145	57,275
2007-12, 5.500%, 09/25/2037	648,004	663,434
TOTAL MORTGAGE BACKED SECURITIES (Cost $82,169,571)		82,651,695

MUNICIPAL BONDS - 37.78%
Alabama - 0.28%
City of Scottsboro, AL
6.200%, 11/01/2035	500,000	545,035
Arizona - 1.31%
City of Phoenix Civic Improvement Corp.
5.500%, 07/01/2034	615,000	778,067
5.500%, 07/01/2033	770,000	972,048
5.500%, 07/01/2031	630,000	789,831
		2,539,946
California - 4.01%
Alvord Unified School District
0.000%, 08/01/2022	375,000	312,829
Baldwin Park/Monrovia School Facilities Grant Financing Authority
7.000%, 06/01/2027	1,350,000	1,612,966
City of Santa Maria, CA Water & Wastewater Revenue
0.000%, 08/01/2022	650,000	534,424
City of Union City, CA
0.000%, 07/01/2025	1,095,000	725,262
Clovis Unified School District
0.000%, 08/01/2027	1,000,000	706,640
Contra Costa County Public Financing Authority
6.900%, 06/01/2035	520,000	561,106
Oakland Alameda County Coliseum Authority
3.643%, 02/01/2025	3,000,000	3,008,730
Palmdale Elementary School District
0.000%, 08/01/2029	540,000	296,779
		7,758,736
Florida - 1.79%
City of Gainesville, FL
0.000%, 10/01/2028	1,300,000	727,220
0.000%, 10/01/2027	4,610,000	2,732,854
		3,460,074
Illinois - 3.42%
Boone Mchenry & Dekalb Counties Community Unit School District 100
0.000%, 12/01/2022	635,000	511,010
Chicago Board of Education
0.000%, 12/01/2022	1,040,000	813,654
City of Chicago, IL Waterworks Revenue
5.750%, 11/01/2030	1,625,000	1,963,975
DeKalb Kane & LaSalle Counties Etc Community College District No. 523 Kishwaukee
0.000%, 02/01/2025	275,000	192,516
Kendall & Kane Counties Community Unit School District No. 115
0.000%, 01/01/2022	2,340,000	1,965,530
South Suburban College Community School District No. 510
0.000%, 12/01/2022	1,000,000	797,570
Will County Elementary School District No. 122
5.250%, 10/01/2023	350,000	362,380
		6,606,635
Indiana - 0.33%
Zionsville Middle School Building Corp.
0.000%, 07/15/2022	750,000	630,105
Kansas - 0.52%
Kansas Development Finance Authority
3.491%, 04/15/2023	1,000,000	1,006,910
Louisiana - 0.62%
City of New Orleans, LA
8.800%, 12/01/2039	1,000,000	1,189,080
Michigan - 3.44%
Detroit City School District
5.250%, 05/01/2027	1,000,000	1,207,430
5.250%, 05/01/2025	565,000	654,151
7.747%, 05/01/2039	1,670,000	2,053,983
Michigan Finance Authority
6.396%, 09/01/2024	1,095,000	1,337,017

South Lyon Community Schools
5.000%, 05/01/2028	1,210,000	1,402,342
		6,654,923
Missouri - 1.60%
St. Louis School District
6.100%, 04/01/2025	2,600,000	3,103,022
Nevada - 0.63%
Clark County School District
5.510%, 06/15/2024	1,060,000	1,224,597
New Jersey - 3.19%
New Jersey Economic Development Authority
0.000%, 02/15/2023	1,653,000	1,188,061
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2027	7,840,000	4,978,243
		6,166,304
New York - 2.21%
Dutchess County Local Development Corp.
4.550%, 07/01/2022	930,000	976,788
New York City Transitional Finance Authority Future Tax Secured Revenue
3.010%, 08/01/2024	2,295,000	2,300,852
3.150%, 11/01/2025	1,000,000	987,540
		4,265,180
North Carolina - 0.28%
Cleveland County Public Facilities Corp.
6.070%, 03/01/2030	500,000	538,605
Ohio - 0.31%
Sycamore Community City School District
5.850%, 12/01/2028	500,000	607,795
Pennsylvania - 6.91%
City of Harrisburg, PA
0.000%, 04/01/2019	380,000	357,154
Moon Area School District
5.820%, 11/15/2033	510,000	536,102
Penn Hills School District
6.200%, 10/01/2039	795,000	833,915
Pennsylvania Economic Development Financing Authority
5.000%, 06/30/2026	1,000,000	1,168,210
5.000%, 12/31/2030	1,000,000	1,122,200
Pennsylvania Turnpike Commission
0.000% to 12/01/2015 then 5.500% 12/01/2034	1,850,000	2,030,819
0.000% to 06/01/2016 then 6.250% 06/01/2033	3,935,000	4,798,339
0.000% to 12/01/2017 then 6.000% 12/01/2030	750,000	867,293
Philadelphia Authority for Industrial Development
0.000%, 04/15/2022	2,145,000	1,658,643
		13,372,675
Puerto Rico - 0.28%
Puerto Rico Sales Tax Financing Corp.
0.000%, 08/01/2032	3,850,000	533,533
Texas - 6.65%
Central Texas Turnpike System
0.000%, 08/15/2027	1,740,000	1,258,229
0.000%, 08/15/2027	50,000	37,517
City of Dallas, TX
0.000%, 02/15/2030	1,000,000	551,670
City of Irving, TX
7.375%, 08/15/2044	3,500,000	3,813,565
New Hope Cultural Education Facilities Corp.
4.000%, 08/01/2020	1,000,000	1,019,660
North Texas Tollway Authority
6.200%, 01/01/2042	3,805,000	4,691,261
Texas Public Finance Authority
8.250%, 07/01/2024	1,500,000	1,494,570
		12,866,472
TOTAL MUNICIPAL BONDS (Cost $71,650,240)		73,069,627

	Shares
CLOSED-END MUTUAL FUNDS - 1.61%
Invesco High Income Trust II	101,728	1,331,620
Nuveen Mortgage Opportunity Term Fund	79,326	1,783,248
TOTAL CLOSED-END MUTUAL FUNDS (Cost $3,366,444)		3,114,868

	Principal Amount
SHORT-TERM INVESTMENTS - 5.84%
First American Treasury Obligations Fund Cl Z, 0.005% (a)	$11,286,838	11,286,838
TOTAL SHORT-TERM INVESTMENTS (Cost $11,286,838)		11,286,838

Total Investments (Cost $192,071,580) - 100.02%		193,454,235
Liabilities in Excess of Other Assets - (0.02)%		(40,994)
TOTAL NET ASSETS - 100.00%		$193,413,241

Percentages are stated as a percent of net assets.

(a) Variable rate security; the rate shown represents the rate at November 30, 2015.

The accompanying notes are an integral part of the Schedule of Investments.

The cost basis of investments for federal income tax purposes at November 30, 2015 was as follows*:

Cost of investments	$ 192,071,580
Gross unrealized appreciation	4,493,483
Gross unrealized depreciation	(3,110,828)
Net unrealized appreciation	$ 1,382,655	$(192,071,580)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated
May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Performance Trust Mutual Funds (the "Funds") are comprised of the
Performance Trust Strategic Bond Fund (the"Strategic Bond Fund") and the Performance Trust Municipal Bond Fund
(the "Municipal Bond Fund"), each representing a distinct diversified series within their own invesment objectives and policies within the Trust. The investment objective of the Strategic Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal
Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder's interest is limited to the Fund in which shares are held.
The Strategic Bond Fund became effective on August 31, 2010 and commenced investment operations on September 1, 2010.
The Municipal Bond Fund became effective on June 29, 2011 and commenced operations on June 30, 2011 with respect to the
Institutional Class shares. As of the date of this report, the Retail Class shares have not commenced operations. Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management, LLC
(the "Adviser").

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarly represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

U.S. government securities valued by a pricing service (a “Pricing Service”) are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Securities are valued principally using prices furnished by a pricing service. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Asset-backed and mortgage-backed securities are priced by a Pricing Service. The fair value of the securities is estimated using various valuation techniques including models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances are considered in developing the fair value estimate. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would generally be categorized as Level 3.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities.
A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. The extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Other debt securities, excluding short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than
60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and
Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

Summary of Fair Value Exposure at November 30, 2015

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2015, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Fixed Income:
Asset Backed Securities	$-	$20,933,054	$-	$20,933,054
Corporate Bonds	-	2,398,153	-	2,398,153
Mortgage Backed Securities	-	82,651,695	-	82,651,695
Municipal Bonds	-	73,069,627	-	73,069,627
Total Fixed Income	-	179,052,529	-	179,052,529

Equity
Mutual Fund	3,114,868	-	-	3,114,868
Total Equity	3,114,868	-	-	3,114,868

Short-Term Investment	11,286,838	-	-	11,286,838
Total Investments In Securities	$14,401,706	$179,052,529	$-	$193,454,235

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of November 30, 2015.

The Fund held no Level 3 securities during the period ended November 30, 2015.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2015 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2015.

Performance Trust Municipal Bond Fund
Schedule of Investments
November 30, 2015 (Unaudited)
	Principal
	Amount	Value
MUNICIPAL BONDS - 96.47%
Arizona - 1.45%
Florence Town Inc. Industrial Development Authority
5.000%, 07/01/2023	$385,000	$408,393
Industrial Development Authority of the City of Phoenix
5.000%, 06/01/2027	500,000	569,360
Industrial Development Authority of the County of Pima
6.000%, 04/01/2016	25,000	25,245
6.500%, 04/01/2026	200,000	201,832
		1,204,830
Arkansas - 1.31%
Arkansas Development Finance Authority
5.000%, 02/01/2022	400,000	452,852
Pulaski County Public Facilities Board
5.250%, 07/01/2024	575,000	637,014
		1,089,866
California - 8.24%
Abag Finance Authority for Nonprofit Corps
5.000%, 07/01/2021	250,000	280,410
Anaheim Public Financing Authority
0.000%, 09/01/2021	300,000	265,773
California Statewide Communities Development Authority
5.000%, 08/15/2028	750,000	899,910
Centinela Valley Union High School District
5.750%, 08/01/2026	270,000	332,308
Clovis Unified School District
0.000%, 08/01/2023	945,000	788,338
Corona-Norca Unified School District
0.000%, 08/01/2024	480,000	384,101
El Segundo Unified School District
0.000%, 08/01/2023	545,000	449,178
Foothill-Eastern Transportation Corridor Agency
0.000%, 01/15/2023	500,000	407,365
Golden State Tobacco Securitization Corp.
5.000%, 06/01/2029	535,000	616,416
McKinleyville Union School District
0.000%, 08/01/2046	3,925,000	470,019
Palmdale Community Redevelopment Agency
0.000%, 12/01/2020	215,000	181,324
Palmdale Elementary School District
0.000%, 08/01/2028	500,000	291,765
San Joaquin Hills Transportation Corridor Agency
5.000%, 01/15/2029	550,000	626,329
San Juan Unified School District
0.000%, 08/01/2022	500,000	430,200
Saratoga Union School District
0.000%, 09/01/2023	510,000	418,486
		6,841,922
Colorado - 1.98%
City & County of Denver, CO Airport System Revenue
5.250%, 11/15/2028	500,000	592,240
E-470 Public Highway Authority
0.000%, 09/01/2020	460,000	414,451
0.000%, 09/01/2023	220,000	174,825
0.000%, 09/01/2022	560,000	465,170
		1,646,686
Connecticut - 0.47%
Connecticut State Health & Educational Facility Authority
5.000%, 07/01/2026	345,000	391,175
Florida - 6.90%
Belle Isle, FL
5.500%, 10/01/2022	400,000	411,652
Citizens Property Insurance Corp.
5.000%, 06/01/2022	560,000	662,217
City of Hialeah, FL
5.000%, 12/01/2029	500,000	570,950
County of Miami-Dade, FL
5.750%, 10/01/2028	545,000	651,362
County of Miami-Dade, FL Aviation Revenue
5.000%, 10/01/2026	510,000	596,241
5.000%, 10/01/2027	375,000	424,939
Hollywood Community Redevelopment Agency
5.000%, 03/01/2024	800,000	929,376
Key West Utility Board
5.000%, 10/01/2023	500,000	593,430
Miami Beach Health Facilities Authority
5.000%, 11/15/2023	590,000	692,489
Venetian Community Development District
5.000%, 05/01/2023	185,000	195,854
		5,728,510
Georgia - 1.35%
Americus-Sumter County Hospital Authority
5.125%, 05/15/2023	400,000	421,356
Savannah Hospital Authority
5.500%, 07/01/2027	590,000	697,634
		1,118,990
Guam - 1.04%
Territory of Guam
5.000%, 11/15/2022	750,000	863,235
Hawaii - 1.72%
State of Hawaii
5.000%, 08/01/2023	500,000	610,010
University of Hawaii
5.000%, 10/01/2024	700,000	815,696
		1,425,706
Idaho - 0.60%
Idaho Health Facilities Authority
6.000%, 10/01/2021	500,000	500,210
Illinois - 8.50%
Boone Mchenry & Dekalb Counties Community Unit School District 100
0.000%, 12/01/2023	750,000	597,675
Chicago Board of Education
0.000%, 12/01/2022	550,000	430,298
Chicago O'Hare International Airport
5.000%, 01/01/2029	450,000	506,191
Chicago Transit Authority
5.000%, 06/01/2024	750,000	839,648
Cook County School District No. 103 Lyons
0.000%, 12/01/2022	850,000	700,732
Cook County School District No. 104 Summit
0.000%, 12/01/2025	300,000	233,574
Illinois Finance Authority
0.000%, 01/01/2020	225,000	213,334
5.000%, 11/15/2025	300,000	358,866
5.000%, 11/01/2027	240,000	270,717
Kendall & Kane Counties Community Unit School District
0.000%, 01/01/2021	675,000	590,537
Railsplitter Tobacco Settlement Authority
6.000%, 06/01/2028	555,000	655,710
State of Illinois
5.000%, 06/15/2023	1,035,000	1,227,272
Will County Community Unit School District No. 201
0.000%, 11/01/2020	490,000	439,437
		7,063,991
Indiana - 6.97%
City of Valparaiso, IN
6.750%, 01/01/2034	500,000	606,795
City of Whiting, IN
5.250%, 01/01/2021	600,000	696,216
Crown Point Multi School Building Corp.
0.000%, 01/15/2022	500,000	428,730
Decatur Township Multi-School Building Corp.
5.000%, 07/15/2027	1,200,000	1,424,532
Indiana Finance Authority
5.250%, 09/01/2025	500,000	585,945
5.500%, 11/15/2026	500,000	557,545
New Albany Floyd County School Building Corp.
5.000%, 07/15/2023	250,000	298,450
Plainfield High School Building Corp.
5.000%, 07/15/2023	500,000	599,225
Shelbyville Central Renovation School Building Corp.
5.000%, 07/15/2024	500,000	595,940
		5,793,378
Kentucky - 1.87%
Grant County School District Finance Corp.
1.400%, 08/01/2022	485,000	450,318
Kentucky Economic Development Finance Authority
5.000%, 07/01/2026	245,000	281,343
5.750%, 06/01/2025	735,000	824,648
		1,556,309
Louisiana - 3.56%
Lake Charles Harbor & Terminal District
5.500%, 01/01/2029	500,000	569,065
Louisiana Energy & Power Authority
5.250%, 06/01/2028	410,000	488,782
Louisiana Local Government Environmental Facilities & Community Development Authority
5.000%, 12/01/2025	715,000	854,060
Louisiana State Citizens Property Insurance Corp.
5.000%, 06/01/2022	500,000	587,270
Tobacco Settlement Financing Corp.
5.000%, 05/15/2022	400,000	459,224
		2,958,401
Maryland - 0.29%
Anne Arundel County Consolidated Special Taxing District
5.000%, 07/01/2024	200,000	237,352
Massachusetts - 0.53%
Massachusetts Bay Transportation Authority
5.000%, 07/01/2031	200,000	252,916
Massachusetts Educational Financing Authority
4.500%, 07/01/2024	175,000	187,857
		440,773
Michigan - 4.77%
Detroit City School District
5.250%, 05/01/2027	650,000	784,829
Michigan Finance Authority
3.875%, 10/01/2023	250,000	258,963
5.000%, 05/01/2021	300,000	351,138
Michigan State Building Authority
5.000%, 04/15/2023	900,000	1,078,614
South Lyon Community Schools
5.000%, 05/01/2025	1,000,000	1,180,730
Sturgis Public School District
5.000%, 05/01/2024	260,000	312,741
		3,967,015
Minnesota - 0.72%
City of Center City, MN
5.000%, 11/01/2023	500,000	596,730
Mississippi - 1.16%
Mississippi Development Bank
5.000%, 04/01/2026	800,000	966,448
Missouri - 0.68%
City of Kansas City, MO
0.000%, 02/01/2023	710,000	567,617
Nevada - 0.89%
City of Reno, NV
5.000%, 06/01/2023	625,000	738,675
New Jersey - 3.09%
Casino Reinvestment Development Authority
5.000%, 11/01/2024	500,000	561,860
Garden State Preservation Trust
5.750%, 11/01/2028	455,000	569,796
New Jersey Economic Development Authority
5.000%, 06/15/2023	250,000	272,338
5.500%, 01/01/2027	300,000	343,254
New Jersey Higher Education Student Assistance Authority
5.000%, 12/01/2022	500,000	569,605
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2027	230,000	146,045
5.500%, 06/15/2031	100,000	107,841
		2,570,739
New York - 3.77%
Build NYC Resource Corp.
5.000%, 08/01/2027	300,000	343,485
5.000%, 08/01/2029	200,000	225,452
5.000%, 08/01/2024	200,000	233,458
5.000%, 08/01/2026	350,000	403,872
City of New York, NY
5.000%, 08/01/2022	500,000	601,740
Metropolitan Transportation Authority
5.000%, 11/15/2026	500,000	597,650
New York Liberty Development Corp.
5.250%, 10/01/2035	610,000	727,645
		3,133,302
North Carolina - 0.70%
Raleigh Durham Airport Authority
5.000%, 05/01/2028	500,000	581,895
Ohio - 4.47%
Akron Bath Copley Joint Township Hospital District
5.000%, 11/15/2023	300,000	349,857
City of Akron, OH
5.000%, 12/01/2022	540,000	646,812
County of Franklin, OH
5.000%, 05/15/2027	635,000	755,510
Euclid Avenue Development Corp.
5.000%, 08/01/2022	500,000	579,240
Marysville Exempted Village School District
5.000%, 12/01/2029	1,180,000	1,381,379
		3,712,798
Oregon - 1.18%
Medford Hospital Facilities Authority
5.000%, 10/01/2024	450,000	516,073
Salem-Keizer School District No. 24J
0.000%, 06/15/2025	600,000	468,144
		984,217
Pennsylvania - 6.53%
Delaware County Authority
5.000%, 06/01/2023	200,000	208,520
Delaware Valley Regional Financial Authority
5.500%, 08/01/2028	1,090,000	1,300,272
Hopewell Area School District
0.000%, 09/01/2026	900,000	648,063
Montgomery County Industrial Development Authority
5.000%, 11/15/2023	105,000	116,063
Pennsylvania Economic Development Financing Authority
5.000%, 06/30/2028	750,000	860,137
Pennsylvania Higher Educational Facilities Authority
5.250%, 07/15/2025	250,000	283,307
Pennsylvania Turnpike Commission
0.000% to 12/01/2017 then 6.375% 12/01/2038	1,425,000	1,629,388
0.000% to 12/01/2017 then 6.000% 12/01/2030	325,000	375,827
		5,421,577
Puerto Rico - 0.78%
Puerto Rico Public Finance Corp.
6.000%, 08/01/2026	490,000	651,778
Rhode Island - 1.21%
Rhode Island Health & Educational Building Corp.
5.000%, 06/01/2025	500,000	583,470
Tobacco Settlement Financing Corp.
2.250%, 06/01/2041	415,000	419,976
		1,003,446
Texas - 12.16%
Arlington Higher Education Finance Corp.
5.000%, 02/15/2030	1,000,000	1,169,350
Austin Community College District
5.000%, 08/01/2024	730,000	904,003
Central Texas Turnpike System
0.000%, 08/15/2022	1,350,000	1,158,988
Dallas Area Rapid Transit
5.250%, 12/01/2031	750,000	958,717
Grapevine-Colleyville Independent School Disctrict
0.000%, 08/15/2025	545,000	427,874
Harris County-Houston Sports Authority
5.000%, 11/15/2027	500,000	573,745
Laredo Community College District
5.000%, 08/01/2029	865,000	1,026,686
North Texas Tollway Authority
6.200%, 01/01/2042	1,030,000	1,269,908
Port Freeport, TX
5.950%, 05/15/2033	100,000	109,979
Tarrant County Cultural Education Facilities Finance Corp.
5.000%, 11/15/2022	1,155,000	1,278,308
Texas Municipal Gas Acquisition & Supply Corp. I
6.250%, 12/15/2026	1,000,000	1,224,180
		10,101,738
Utah - 1.08%
County of Weber, UT
5.750%, 01/15/2033	450,000	537,345
Utah State Charter School Finance Authority
6.300%, 07/15/2032	335,000	355,770
		893,115
Vermont - 0.13%
Vermont Economic Development Authority
5.000%, 05/01/2021	100,000	104,621
Virginia - 0.50%
Virginia Small Business Financing Authority
4.500%, 01/01/2023	135,000	145,249
5.000%, 01/01/2027	250,000	268,965
		414,214
Washington - 3.72%
Chelan County Public Utility District No. 1
0.000%, 06/01/2026	450,000	324,832
Port of Seattle, WA
5.000%, 04/01/2022	500,000	583,550
Washington Health Care Facilities Authority
5.000%, 01/01/2025	1,000,000	1,168,270
Washington State Housing Finance Commission
4.375%, 01/01/2021	1,000,000	1,012,990
		3,089,642
Wisconsin - 2.15%
Plateville Redevelopment Authority
5.000%, 07/01/2022	650,000	721,740
Public Finance Authority
3.750%, 11/15/2019	500,000	503,355
Wisconsin Health & Educational Facilities Authority
5.000%, 08/15/2027	500,000	564,800
		1,789,895
TOTAL MUNICIPAL BONDS (Cost $77,061,760)		80,150,796

SHORT-TERM INVESTMENTS - 5.38%
Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio, 0.010% (a)	4,468,723	4,468,723
TOTAL SHORT-TERM INVESTMENTS (Cost $4,468,723)		4,468,723

Total Investments (Cost $81,530,483) - 101.85%		84,619,519
Liabilities in Excess of Other Assets - (1.85)%		(1,536,690)
TOTAL NET ASSETS - 100.00%		$83,082,829

Percentages are stated as a percent of net assets.

(a) Variable rate security; the rate shown represents the rate at November 30, 2015.

The accompanying notes are an integral part of the Schedule of Investments.

The cost basis of investments for federal income tax purposes at November 30, 2015 was as follows*:

Cost of investments	$ 81,530,483
Gross unrealized appreciation	3,156,158
Gross unrealized depreciation	(67,122)
Net unrealized appreciation	$ 3,089,036

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated
May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Performance Trust Mutual Funds (the "Funds") are comprised of the
Performance Trust Strategic Bond Fund (the"Strategic Bond Fund") and the Performance Trust Municipal Bond Fund
(the "Municipal Bond Fund"), each representing a distinct diversified series within their own invesment objectives and policies within the Trust. The investment objective of the Strategic Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal
Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder's interest is limited to the Fund in which shares are held.
The Strategic Bond Fund became effective on August 31, 2010 and commenced investment operations on September 1, 2010.
The Municipal Bond Fund became effective on June 29, 2011 and commenced operations on June 30, 2011. Cost incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management LLC,
(the "Adviser").

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarly represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

U.S. government securities valued by a pricing service (a “Pricing Service”) are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Securities are valued principally using prices furnished by a pricing service. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Asset-backed and mortgage-backed securities are priced by a Pricing Service. The fair value of the securities is estimated using various valuation techniques including models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances are considered in developing the fair value estimate. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would generally be categorized as Level 3.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities.
A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. The extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Other debt securities, excluding short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than
60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and
Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

Summary of Fair Value Exposure at November 30, 2015

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2015, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Fixed Income:
Municipal Bonds	$-	$80,150,796	$-	$80,150,796
Total Fixed Income	-	80,150,796	-	80,150,796

Short-Term Investment	$4,468,723	-	-	4,468,723

Total Investments In Securities	$4,468,723	$80,150,796	$-	$84,619,519

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of November 30, 2015.

The Fund held no Level 3 securities during the period ended November 30, 2015.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2015 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Mangers

By (Signature and Title)  /s/John Buckel
John Buckel, President

Date January 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
 John Buckel, President

Date January 20, 2016

By (Signature and Title)* /s/ Jennifer Lima
 Jennifer Lima, Treasurer

Date January 20, 2016

* Print the name and title of each signing officer under his or her signature.